Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 147,397	$ 130,187	$ 384,323	$ 288,373	$ 676,318	$ 80,806
Loss from operations	(147,397)	(130,187)	(384,323)	(288,373)	(676,318)	(80,806)
Other Income (expenses):
Interest income on investments held in trust account	530,141	834,681	1,208,621	1,637,673	3,580,311	38,228
Bank interest income	2	61	5	154	181
Unrealized loss on investments held in trust account			(92,316)
Total other income	530,143	834,742	1,116,310	1,637,827	3,580,492	38,228
Net income	$ 382,746	$ 704,555	$ 731,987	$ 1,349,454	2,904,174	(42,578)
Redeemable Common Stock [Member]
Other Income (expenses):
Interest income on investments held in trust account					$ 3,580,311	$ 38,228
Weighted average common stock outstanding, Basic	4,725,829	6,900,000	4,725,829	6,900,000	6,870,217	191,159
Weighted average common stock outstanding, Diluted	4,725,829	6,900,000	4,725,829	6,900,000	6,870,217	191,159
Basic net income per share	$ 0.10	$ 0.11	$ 0.19	$ 0.21	$ 0.45	$ 0.16
Diluted net income per share	$ 0.10	$ 0.11	$ 0.19	$ 0.21	$ 0.45	$ 0.16
Non redeemable Common Stock [Member]
Other Income (expenses):
Interest income on investments held in trust account
Weighted average common stock outstanding, Basic	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500	1,862,261
Weighted average common stock outstanding, Diluted	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500	1,862,261
Basic net income per share	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.04)	$ (0.09)	$ (0.04)
Diluted net income per share	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.04)	$ (0.09)	$ (0.04)